Commitments	12 Months Ended
Dec. 31, 2024
Disclosure Of Commitments [Abstract]
Commitments
26	Commitments

Commitments are mainly in respect of purchase obligations, committed future leases, short-term leases and other service charges (mainly denominated in United States dollar).

As at December 31, 2024, the projected future payments are as follows:

US $ in millions
2025	355.9
2026	246.8
2027	272.7
2028	277.5
2029 and thereafter	1,234.7
2,387.6

The above schedule includes the Group’s commitments in respect of the following agreements:

(a)
In August 2022, the Company announced a long-term agreement with Shell NA LNG, LLC for the purpose of supply marine liquefied natural gas (LNG). The agreement, committing the parties for a period of ten years, secures the supply of LNG for the ten 15,000 TEU LNG-fueled vessels deployed on the Asia - US East Coast trade. In April 2023, October 2023 and March 2024, the Company and Shell entered into amendments to this agreement, for the purpose of additional LNG supply in the course of 2023 and 2024, to align with the Company’s needs in respect of delivered and scheduled to be delivered vessels.

(b)	In September 2024, the Company entered into a second long-term agreement with Shell NA LNG, LLC to secure the supply of marine liquefied natural gas (LNG) – See also Note 1(ii)(d).

(c)
In November 2024, the Company entered into an agreement for the charter of four new-build 8,000 TEU scrubber-fitted container vessels, for periods ranging between five to seven years, scheduled to be delivered during the second half of 2026 and the first half of 2027.